Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
RELATED PARTY TRANSACTIONS

36. RELATED PARTY TRANSACTIONS

Transactions with subsidiaries

The Company and its subsidiaries regularly engage in inter-group transactions. These transactions include the purchase and sale of satellite services and communications equipment, providing and receiving network and call centre services, access to orbital slots and management services. The transactions have been entered into over the normal course of operations. Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and therefore have not been disclosed.

Compensation of executives and Board level directors

For the years ended December 31,	2022	2021	2020
Short-term benefits (including salaries)	$16,586	$15,465	$13,058
Special payments(1)	—	597	710
Post-employment benefits	2,114	2,514	2,180
Share-based payments	65,314	73,090	12,373
	$84,014	$91,666	$28,321

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(1)      Balance relates to the special cash distribution effective January 25, 2017.

Key management personnel — equity plans

In December 2020, 66,667 RSUs were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2020, Telesat issued 650,000 time-vesting options to certain key management personnel, which vest over a five-year period.

In April 2021, 6,197,776 issued and outstanding, vested and unvested stock options were cancelled. This resulted in a non-cash operating expense recorded in the year ended December 31, 2021 of $8.5 million.

In April 2021, the Company approved the adoption of an RSU plan. A total of 3,660,000 Non-Voting Participating Preferred Shares were reserved for issuance upon vesting of the RSUs awarded under the RSU Plan, provided that the aggregate number of Non-Voting Participating Preferred Shares issuable under the RSU Plan (and under all other share compensation arrangements) did not exceed 10% of the total number of Non-Voting Participating Preferred Shares outstanding from time to time (on a non-diluted basis). A total of 3,530,000 RSUs were issued in connection with the plan. Upon completion of the Transaction the 3,530,000 Telesat Canada RSUs were converted into 1,460,008 Telesat Corporation RSUs. Of this balance, in December 2022, 362,590 of the RSUs were settled, on a net settlement basis, in exchange for 186,847 Public shares of Telesat Corporation.

On November 19, 2021, Telesat Corporation adopted the Omnibus Plan. The Omnibus Plan allows for a variety of equity-based awards including stock options, RSUs, performance share units and deferred share units.

The Company issued the following Awards under the Omnibus Plan:

•        During the year ended December 31, 2022, the Company issued 46,576 DSUs to certain members of the Board of Directors;

•        In April 2022, the Company issued 230,048 RSUs to key management personnel, which vest over a three-year period;

•        In April 2022, the Company issued 140,583 PSUs to key management personnel, which include both a time and performance condition on vesting; and

•        In April 2022, the Company issued 285,149 stock options to key management personnel.

Transactions with related parties

The Company and certain of its subsidiaries regularly engage in transactions with related parties. The Company’s related parties included Loral and Red Isle until November 18, 2021 at which point under the Transaction Agreement Loral became a fully consolidated subsidiary (Note 35). Any transactions entered into with Loral have been entered into over the normal course of operations. Following the Transaction Agreement related parties included Red Isle and MHR. There were no transactions or balances with MHR during any of the years presented.

During the year ended December 31, 2022, $20.8 million (US$15.3 million) was paid to Red Isle in respect of the adjustment amount as per the terms of the Transaction Agreement (Note 26).

Prior to the close of the Transaction, the Company and its subsidiaries entered into the following transactions with Loral.

Sale of goods and services

For the years ended December 31,	2021	2020
Revenue	$105	$133

Purchase of goods and services

For the years ended December 31,	2021	2020
Operating expenses	$5,230	$6,712

The amounts outstanding were unsecured and were settled in cash.

Other related party transactions

The Company funds certain defined benefit pension plans. Contributions made to the plans for the year ended December 31, 2022 were $5.2 million (December 31, 2021 — $5.1 million).